(39) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Net operating revenue	R$ 29,932,474	R$ 28,136,627	R$ 26,744,905
General and administrative expenses	1,027,230	987,291	947,072
Other operating expenses	486,993	485,427	438,494
Income from electric energy service	4,363,450	3,708,467	3,021,834
Equity interests in subsidiaries, associates and joint ventures	349,090	334,198	312,390
Finance income (expenses)	(726,247)	(1,102,687)	(1,487,554)
Profit before taxes	(3,986,293)	(2,939,977)	(1,846,670)
Profit attributable to controlling shareholder	2,702,671	2,058,040	1,179,750
Unconsolidated [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Net operating revenue	2,309	1	1
General and administrative expenses	(52,712)	(43,930)	(42,771)
Depreciation and amortization	(273)	(201)
Other general and administrative expenses	(52,439)	(43,729)
Other operating expenses		9
Income from electric energy service	(50,403)	(43,920)	(42,770)
Equity interests in subsidiaries, associates and joint ventures	2,827,718	2,250,835	1,349,766
Profit before finance results	2,777,315	2,206,915	1,306,996
Finance income (expenses)	48,019	(27,300)	(56,471)
Profit before taxes	2,825,333	2,179,616	1,250,525
Social contribution and income tax	(122,662)	(121,575)	(70,775)
Profit attributable to controlling shareholder	R$ 2,702,671	R$ 2,058,040	R$ 1,179,750